INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 9,922,818	R$ 8,192,339
Arbex
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	1,730,476
Goodwill - Facepa (Tissue plant in Belém/PA)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	119,332	119,332
Fibria
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	170,859	170,859
Other (2)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets and Goodwill with Indefinite Useful Life	R$ 5,100	R$ 5,097